Condensed Consolidated Unaudited Interim Statements of Comprehensive Income (Loss) € in Thousands, $ in Thousands	6 Months Ended				12 Months Ended
	Jun. 30, 2021 EUR (€) € / shares	Jun. 30, 2021 USD ($) $ / shares		Jun. 30, 2020 EUR (€) € / shares	Dec. 31, 2020 EUR (€) € / shares
Profit or loss [abstract]
Revenues	€ 19,455	$ 23,124	[1]	€ 4,214	€ 9,645
Operating expenses	(7,506)	(8,922)	[1]	(2,146)	(4,951)
Depreciation and amortization expenses	(7,056)	(8,387)	[1]	(1,447)	(2,975)
Gross profit	4,893	5,815	[1]	621	1,719
Project development costs	(1,119)	(1,330)	[1]	(2,338)	(3,491)
General and administrative expenses	(2,572)	(3,057)	[1]	(2,204)	(4,512)
Share of profits (losses) of equity accounted investee	(772)	(918)	[1]	850	1,525
Other income	0	0	[1]	0	2,100
Operating profit (loss)	430	510	[1]	(3,071)	(2,659)
Financing income	1,716	2,040		886	2,134
Financing income (expenses) in connection with derivatives and warrants, net	(109)	(130)	[1]	1,099	1,094
Financing expenses	(6,806)	(8,090)	[1]	(3,095)	(6,862)
Interest expenses on minority shareholder loan	(939)	(1,116)		0	0
Financing expenses, net	(6,138)	(7,296)	[1]	(1,110)	(3,634)
Loss before taxes on income	(5,708)	(6,786)	[1]	(4,181)	(6,293)
Tax benefit (Taxes on income)	(93)	(111)	[1]	(88)	125
Loss for the period	(5,801)	(6,897)	[1]	(4,269)	(6,168)
Loss attributable to:
Owners of the Company	(5,578)	(6,630)	[1]	(3,472)	(4,627)
Non-controlling interests	(223)	(267)	[1]	(797)	(1,541)
Loss for the period	(5,801)	(6,897)	[1]	(4,269)	(6,168)
Other comprehensive income (loss) items that after initial recognition in comprehensive income (loss) were or will be transferred to profit or loss:
Foreign currency translation differences for foreign Operations	1,684	2,002	[1]	(86)	(482)
Effective portion of change in fair value of cash flow hedges	(5,202)	(6,183)	[1]	(9,289)	2,210
Net change in fair value of cash flow hedges transferred to profit or loss	(1,225)	(1,456)	[1]	190	555
Total other comprehensive income (loss)	(4,743)	(5,637)	[1]	(9,185)	2,283
Total other comprehensive income (loss) attributable to:
Owners of the Company	(1,764)	(2,096)	[1]	(4,737)	881
Non-controlling interests	(2,979)	(3,541)	[1]	(4,448)	1,402
Total other comprehensive income (loss)	(4,743)	(5,637)	[1]	(9,185)	2,283
Total comprehensive loss for the period	(10,544)	(12,534)	[1]	(13,454)	(3,885)
Total comprehensive loss for the period attributable to:
Owners of the Company	(7,342)	(8,726)	[1]	(8,209)	(3,746)
Non-controlling interests	(3,202)	(3,808)	[1]	(5,245)	(139)
Total comprehensive loss for the period	€ (10,544)	$ (12,534)	[1]	€ (13,454)	€ (3,885)
Basic loss per share | (per share)	€ (0.44)	$ (0.52)	[1]	€ (0.29)	€ (0.38)
Diluted loss per share | (per share)	€ (0.44)	$ (0.52)	[1]	€ (0.29)	€ (0.38)

[1]	Convenience translation into US$ (exchange rate as at June 30, 2021: EUR 1 = US$ 1.189)